Details of Significant Accounts - Summary of Analysis of Timing of Future Pension Payment (Details) - 12 months ended Dec. 31, 2019 $ in Thousands, $ in Thousands	USD ($)	TWD ($)
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 125	$ 3,740
Within 1 Year
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	0	0
1-2 Year(s)
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	9	257
2-5 Years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	10	307
6-10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Future pension payment	$ 106	$ 3,176